FIXED ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets Details Narrative
Depreciation Expense	$ 12,084	$ 15,141	$ 27,484	$ 25,686	$ 22,783